Inventories, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Inventory Disclosure [Abstract]
Inventories, Net

6. Inventories, Net

As of September 30, 2024 and March 31, 2024, inventories, net, consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Raw materials and spare parts	$4,346	$3,882
Work in process	4,661	4,769
Finished goods	2,580	1,283
Less: reserves	(1,996)	(2,104)
Total inventories, net	$9,591	$7,830

6. Inventories, Net

As of March 31, 2024 and 2023, inventories, net, consisted of the following:

	As of March 31,
	2024	2023
Raw materials and spare parts	$3,882	$4,619
Work in process	4,769	1,105
Finished goods	1,283	613
Less: reserves	(2,104)	(1,487)
Total inventories, net	$7,830	$4,850